Derivative Instruments And Hedging Activities (Volume Of Derivative Activity In Statement Of Financial Position) (Details) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Derivative [Line Items]
Derivative Assets Notional	¥ 751,370		¥ 759,978
Derivative Assets Fair value	23,752		16,919
Derivative Liabilities Notional	711,836	[1]	806,748	[1]
Derivative Liabilities Fair value	23,649	[1]	16,860	[1]
Derivatives Used For Trading Purposes [Member]
Derivative [Line Items]
Derivative Assets Notional	749,325	[2],[3]	758,427	[2],[3]
Derivative Assets Fair value	23,670	[2],[3]	16,887	[2],[3]
Derivative Liabilities Notional	711,739	[1],[2],[3]	806,097	[1],[2],[3]
Derivative Liabilities Fair value	23,648	[1],[2],[3]	16,854	[1],[2],[3]
Derivatives Used For Trading Purposes [Member] | Equity Contracts [Member]
Derivative [Line Items]
Derivative Assets Notional	16,079	[2],[3]	16,229	[2],[3]
Derivative Assets Fair value	1,603	[2],[3]	1,472	[2],[3]
Derivative Liabilities Notional	14,497	[1],[2],[3]	16,257	[1],[2],[3]
Derivative Liabilities Fair value	1,687	[1],[2],[3]	1,511	[1],[2],[3]
Derivatives Used For Trading Purposes [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Derivative Assets Notional	636,833	[2],[3]	652,220	[2],[3]
Derivative Assets Fair value	18,843	[2],[3]	11,937	[2],[3]
Derivative Liabilities Notional	592,413	[1],[2],[3]	689,543	[1],[2],[3]
Derivative Liabilities Fair value	18,597	[1],[2],[3]	11,759	[1],[2],[3]
Derivatives Used For Trading Purposes [Member] | Credit Contracts [Member]
Derivative [Line Items]
Derivative Assets Notional	37,067	[2],[3]	37,075	[2],[3]
Derivative Assets Fair value	1,864	[2],[3]	2,066	[2],[3]
Derivative Liabilities Notional	41,785	[1],[2],[3]	38,432	[1],[2],[3]
Derivative Liabilities Fair value	1,952	[1],[2],[3]	2,093	[1],[2],[3]
Derivatives Used For Trading Purposes [Member] | Foreign Exchange Contracts [Member]
Derivative [Line Items]
Derivative Assets Notional	59,296	[2],[3]	52,150	[2],[3]
Derivative Assets Fair value	1,356	[2],[3]	1,315	[2],[3]
Derivative Liabilities Notional	62,999	[1],[2],[3]	61,310	[1],[2],[3]
Derivative Liabilities Fair value	1,407	[1],[2],[3]	1,384	[1],[2],[3]
Derivatives Used For Trading Purposes [Member] | Commodity Contracts [Member]
Derivative [Line Items]
Derivative Assets Notional	50	[2],[3]	753	[2],[3]
Derivative Assets Fair value	4	[2],[3]	97	[2],[3]
Derivative Liabilities Notional	45	[1],[2],[3]	555	[1],[2],[3]
Derivative Liabilities Fair value	5	[1],[2],[3]	107	[1],[2],[3]
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Assets Notional	2,045		1,551
Derivative Assets Fair value	82		32
Derivative Liabilities Notional	97	[1]	651	[1]
Derivative Liabilities Fair value	1	[1]	6	[1]
Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Derivative Assets Notional	1,855		1,531
Derivative Assets Fair value	78		32
Derivative Liabilities Notional			535	[1]
Derivative Liabilities Fair value			4	[1]
Designated as Hedging Instrument [Member] | Foreign Exchange Contracts [Member]
Derivative [Line Items]
Derivative Assets Notional	190		20
Derivative Assets Fair value	4		0
Derivative Liabilities Notional	97	[1]	116	[1]
Derivative Liabilities Fair value	¥ 1	[1]	¥ 2	[1]

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	Includes derivatives used for non-trading purposes which are not designated as hedge accounting.
[3]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.